Total Capital and Net Income Per Common Unit - Net Income Per Common Unit (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Class of Stock [Line Items]
Limited partners' interest in net income for basic net income per common unit	$ 60,632	$ 124,546	$ 2,615
Weighted average number of common units	83,313,097	78,177,189	79,672,435
Dilutive effect of unit-based compensation	105,907	91,223	169,893
Diluted (in units)	83,419,004	78,268,412	79,842,328
Limited partner's interest in net income per common unit:
Basic (USD per unit)	$ 0.73	$ 1.59	$ 0.03
Diluted (USD per unit)	$ 0.73	$ 1.59	$ 0.03
Limited Partners | Preferred Units
Class of Stock [Line Items]
Dividends, Preferred Stock, Cash	$ 25,700	$ 25,700	$ 25,700